Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Segment Results as Presented in Consolidated Financial Statements

The following table includes results for the Partnership’s shuttle tanker segment; floating production, storage and off-loading (or FPSO) unit segment; floating storage and off-take (or FSO) unit segment; conventional tanker segment; towage segment; and UMS segment for the periods presented in these consolidated financial statements.

Three months ended June 30, 2015	Shuttle Tanker Segment	FPSO Segment	FSO Segment	Conventional Tanker Segment	Towage Segment	UMS Segment (1)	Total
Revenues	132,899	86,246	14,165	8,245	10,517	3,686	255,758
Voyage expenses	(18,976)	—	(89)	(647)	(1,004)	—	(20,716)
Vessel operating expenses	(31,120)	(33,557)	(6,921)	(1,514)	(3,697)	(1,126)	(77,935)
Time-charter hire expense	(10,762)	—	—	—	—	—	(10,762)
Depreciation and amortization	(26,795)	(19,844)	(2,975)	(1,675)	(2,174)	(401)	(53,864)
General and administrative (2)	(6,788)	(5,011)	(420)	(507)	(837)	(639)	(14,202)
Write down of vessel	—	—	—	—	—	(500)	(500)
Restructuring charge	(135)	—	—	—	—	—	(135)

Income from vessel operations	38,323	27,834	3,760	3,902	2,805	1,020	77,644

Three months ended June 30, 2014	Shuttle Tanker Segment	FPSO Segment	FSO Segment	Conventional Tanker Segment	Towage Segment	Total
Revenues	137,042	83,984	11,673	8,600	103	241,402
Voyage expenses	(24,913)	—	(149)	(1,188)	(6)	(26,256)
Vessel operating expenses	(39,715)	(39,472)	(7,532)	(1,465)	—	(88,184)
Time-charter hire expense	(4,975)	—	—	—	—	(4,975)
Depreciation and amortization	(27,378)	(18,186)	(1,298)	(1,612)	—	(48,474)
General and administrative (2)	(6,532)	(7,989)	(1,027)	(312)	(2,194)	(18,054)
Restructuring recovery (3)	821	—	—	—	—	821

Income (loss) from vessel operations	34,350	18,337	1,667	4,023	(2,097)	56,280

Six months ended June 30, 2015	Shuttle Tanker Segment	FPSO Segment	FSO Segment	Conventional Tanker Segment	Towage Segment	UMS Segment (1)	Total
Revenues	270,989	170,449	28,651	16,307	16,587	3,686	506,669
Voyage expenses	(38,505)	—	(221)	(1,215)	(3,292)	—	(43,233)
Vessel operating expenses	(65,437)	(64,790)	(13,280)	(2,888)	(4,448)	(1,126)	(151,969)
Time-charter hire expense	(17,083)	—	—	—	(662)	—	(17,745)
Depreciation and amortization	(55,162)	(39,939)	(5,895)	(3,349)	(2,722)	(401)	(107,468)
General and administrative (2)	(15,187)	(9,813)	(1,030)	(759)	(1,147)	(1,146)	(29,082)
(Write down) and gain on sale of vessel	(13,853)	—	—	—	—	(500)	(14,353)
Restructuring charge	(135)	—	—	—	—	—	(135)

Income from vessel operations	65,627	55,907	8,225	8,096	4,316	513	142,684

Six months ended June 30, 2014	Shuttle Tanker Segment	FPSO Segment (5)	FSO Segment	Conventional Tanker Segment	Towage Segment	Total
Revenues	290,222	167,121	25,962	17,228	103	500,636
Voyage expenses	(56,619)	—	(172)	(2,913)	(6)	(59,710)
Vessel operating expenses	(80,121)	(79,863)	(13,405)	(2,925)	—	(176,314)
Time-charter hire expense	(16,387)	—	—	—	—	(16,387)
Depreciation and amortization	(54,659)	(36,089)	(2,991)	(3,223)	—	(96,962)
General and administrative (2)(4)	(13,142)	(13,747)	(1,886)	(845)	(3,283)	(32,903)
Restructuring recovery (3)	262	—	—	—	—	262

Income (loss) from vessel operations	69,556	37,422	7,508	7,322	(3,186)	118,622

(1)	The Partnership acquired 100% of the outstanding shares of Logitel during the third quarter of 2014 (see notes 3a and 12b).
(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
(3)

Restructuring recovery of $0.8 million for the three and six months ended June 30, 2014 related to a reimbursement received during the second quarter of 2014, for the reorganization of the Partnership’s shuttle tanker marine operations, which were completed during 2013. Restructuring charge of $0.6 million for the six months ended June 30, 2014 related to the reflagging of one shuttle tanker which commenced in January 2014 and was completed in March 2014.

(4)

Includes a $1.6 million business development fee to Teekay Corporation in connection with the acquisition of ALP Maritime Services B.V. (or ALP), for the six months ended June 30, 2014 in the towage segment (see notes 6b and 12a ).

(5)

Income from vessel operations for the six months ended June 30, 2014 excludes $3.1 million of the Voyageur Spirit FPSO unit indemnification payments received by the Partnership from Teekay Corporation relating to the production shortfall during the period January 1, 2014 through February 21, 2014 and a further $0.4 million relating to unreimbursed vessel operating expenses incurred before the unit was declared on-hire as of February 22, 2014. These indemnification payments received by the Partnership from Teekay Corporation have effectively been treated as a reduction to the purchase price of the Voyageur Spirit (see note 6f).

Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	June 30, 2015	December 31, 2014
	$	$
Shuttle tanker segment	1,827,194	1,936,809
FPSO segment	1,259,634	1,267,076
FSO segment	267,157	133,925
Conventional tanker segment	138,235	150,109
Towage segment	260,047	61,795
UMS segment	287,930	62,017
Unallocated:
Cash and cash equivalents and restricted cash	316,464	298,898
Other assets	10,185	34,635

Consolidated total assets	4,366,846	3,945,264